Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs - Additional Information (Details)		1 Months Ended		12 Months Ended
	Dec. 02, 2015	Jan. 31, 2019 USD ($)	Jun. 30, 2014 vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($) lease	Dec. 31, 2018 USD ($) ft³	Dec. 31, 2018 USD ($) m³	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Jan. 08, 2019
Property, Plant and Equipment [Line Items]
Ownership percentage				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Proceeds from financing related to sales and leaseback of vessels					$ 370,050,000					$ 656,935,000	$ 355,306,000
Payments made to commitments				$ 86,942,000	$ 86,942,000	$ 86,942,000	$ 86,942,000	$ 86,942,000	$ 86,942,000	$ 444,493,000
Yamal LNG Joint Venture | Newbuildings
Property, Plant and Equipment [Line Items]
Number of vessels						4	4
Ownership percentage				50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Payments made to commitments				$ 255,800,000	$ 255,800,000	$ 255,800,000	$ 255,800,000	$ 255,800,000	$ 255,800,000
Secured financing				1,100,000,000	1,100,000,000	1,100,000,000	1,100,000,000	1,100,000,000	$ 1,100,000,000
Volume of vessels (in cubic meter) | m³									172,000
Cost of construction					1,400,000,000
Undrawn debt financing				$ 395,000,000	$ 395,000,000	$ 395,000,000	$ 395,000,000	$ 395,000,000	$ 395,000,000
Hyundai Samho Heavy Industries Co Ltd | Newbuildings
Property, Plant and Equipment [Line Items]
Number of vessels | vessel						1
Ownership percentage				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Payments made to commitments				$ 86,900,000	$ 86,900,000	$ 86,900,000	$ 86,900,000	$ 86,900,000	$ 86,900,000
Bahrain LNG Joint Venture
Property, Plant and Equipment [Line Items]
Ownership percentage	30.00%			30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal
Property, Plant and Equipment [Line Items]
Secured financing				$ 194,800,000.0	$ 194,800,000.0	$ 194,800,000.0	$ 194,800,000.0	$ 194,800,000.0	$ 194,800,000.0
Cost of construction					903,100,000
Capacity of production facility, per day (in cubic feet) | ft³								800,000,000
Operating lease arrangement period, lessor (in years)	20 years			20 years
Undrawn debt financing				$ 58,000,000	$ 58,000,000	$ 58,000,000	$ 58,000,000	$ 58,000,000	$ 58,000,000
Yamal LNG Joint Venture
Property, Plant and Equipment [Line Items]
Ownership percentage				50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Yamal LNG Joint Venture | Newbuildings
Property, Plant and Equipment [Line Items]
Number of vessels | vessel										6
Modified Vessel | Bahrain LNG Joint Venture
Property, Plant and Equipment [Line Items]
Number of floating storage units | vessel						1
Subsequent Event
Property, Plant and Equipment [Line Items]
Proceeds from financing related to sales and leaseback of vessels		$ 159,000,000
Subsequent Event | Pan Africa | Pan Union Joint Venture
Property, Plant and Equipment [Line Items]
Ownership percentage												20.00%
January 2019 Sale Leaseback | Capital Lease Obligations | Subsequent Event | Hyundai Samho Heavy Industries Co Ltd | Newbuildings
Property, Plant and Equipment [Line Items]
Proceeds from financing related to sales and leaseback of vessels		$ 159,000,000
Shipbuilding supervision and crew training services | Pan Union Joint Venture | Newbuildings
Property, Plant and Equipment [Line Items]
Number of vessels | vessel			4
Reimbursement from Shell				$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000
Secured financing				$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000